Investment Objectives and Goals - American Funds Multi-Sector Income Fund	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Multi-Sector Income Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.